Property & Equipment	12 Months Ended
Oct. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY & EQUIPMENT

NOTE 8 – PROPERTY & EQUIPMENT

Property and equipment, net comprised of the following:

	October 31, 2021	October 31, 2020
At Cost:
Equipment	74,114	41,152
Motor vehicles	371,436	44,418
Leasehold Improvement	30,397	29,599
Furniture and fixtures	8,998	7,972
	484,945	123,141

Less: Accumulated depreciation	111,837	21,264
Total, net	373,108	101,877

Depreciation expenses was $89,207, $8,504 and $8,582 for the years ended October 31, 2021, 2020 and 2019, respectively.